Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Health Care Portfolio
September 30, 2021
VHC-NPRT3-1121
1.807727.117
Common Stocks - 98.5%
	Shares	Value ($)
Biotechnology - 21.2%
Biotechnology - 21.2%
ADC Therapeutics SA (a)(b)	116,693	3,169,382
Agios Pharmaceuticals, Inc. (a)(b)	140,000	6,461,000
Alnylam Pharmaceuticals, Inc. (a)	130,000	24,545,300
Ambrx Biopharma, Inc. ADR	18,200	245,700
Arcutis Biotherapeutics, Inc. (a)	87,200	2,083,208
Argenx SE ADR (a)	90,000	27,180,000
Ascendis Pharma A/S sponsored ADR (a)	110,474	17,608,451
Atara Biotherapeutics, Inc. (a)	159,900	2,862,210
Avid Bioservices, Inc. (a)	190,000	4,098,300
BeiGene Ltd. ADR (a)	15,000	5,445,000
BioAtla, Inc.	67,000	1,972,480
Blueprint Medicines Corp. (a)	30,800	3,166,548
Celldex Therapeutics, Inc. (a)	50,000	2,699,500
Century Therapeutics, Inc. (b)	88,800	2,234,208
Cerevel Therapeutics Holdings (a)	150,000	4,425,000
Cytokinetics, Inc. (a)	160,000	5,718,400
Denali Therapeutics, Inc. (a)	69,000	3,481,050
Erasca, Inc.	150,700	3,197,854
Exelixis, Inc. (a)	228,000	4,819,920
Fate Therapeutics, Inc. (a)	50,000	2,963,500
Forma Therapeutics Holdings, Inc. (a)	90,000	2,087,100
Generation Bio Co. (a)	57,912	1,451,854
Graphite Bio, Inc.	100,000	1,639,000
Imago BioSciences, Inc.	5,400	108,162
Innovent Biologics, Inc. (a)(c)	780,000	7,511,596
Instil Bio, Inc.	100,000	1,787,500
Intellia Therapeutics, Inc. (a)	30,000	4,024,500
Janux Therapeutics, Inc. (b)	43,000	930,090
Keros Therapeutics, Inc. (a)	60,000	2,373,600
Kinnate Biopharma, Inc.	40,000	920,800
Kura Oncology, Inc. (a)	180,000	3,371,400
Kymera Therapeutics, Inc. (a)	54,000	3,171,960
Mirati Therapeutics, Inc. (a)	74,000	13,091,340
Morphic Holding, Inc. (a)	42,000	2,378,880
Nuvalent, Inc. Class A (b)	50,391	1,136,317
ORIC Pharmaceuticals, Inc. (a)	80,000	1,672,800
Passage Bio, Inc. (a)	90,000	896,400
Poseida Therapeutics, Inc. (a)	196,487	1,432,390
Prelude Therapeutics, Inc.	123,700	3,865,625
PTC Therapeutics, Inc. (a)	145,000	5,395,450
Recursion Pharmaceuticals, Inc. (b)	28,000	644,280
Regeneron Pharmaceuticals, Inc. (a)	52,000	31,469,360
Relay Therapeutics, Inc. (a)	160,000	5,044,800
Repare Therapeutics, Inc. (a)	56,500	1,482,560
Revolution Medicines, Inc.	118,000	3,246,180
Sarepta Therapeutics, Inc. (a)	108,000	9,987,840
Scholar Rock Holding Corp. (a)	22,000	726,440
Shattuck Labs, Inc.	29,100	593,058
Stoke Therapeutics, Inc. (a)	60,000	1,526,400
Taysha Gene Therapies, Inc.	50,000	931,000
TG Therapeutics, Inc. (a)	367,000	12,213,760
Twist Bioscience Corp. (a)	50,000	5,348,500
uniQure B.V. (a)	90,000	2,880,900
Vaxcyte, Inc.	100,000	2,537,000
Xencor, Inc. (a)(b)	170,000	5,552,200
Zai Lab Ltd. (a)	34,000	3,643,455
Zentalis Pharmaceuticals, Inc. (a)	160,672	10,707,182
Zymeworks, Inc. (a)	123,987	3,600,582
		289,759,272
Health Care Equipment & Supplies - 22.8%
Health Care Equipment - 22.8%
Boston Scientific Corp. (a)	1,840,000	79,837,600
Danaher Corp.	260,000	79,154,400
DexCom, Inc. (a)	14,000	7,656,040
Envista Holdings Corp. (a)	244,200	10,210,002
Hologic, Inc. (a)	185,000	13,654,850
Insulet Corp. (a)	132,728	37,725,279
Intuitive Surgical, Inc. (a)	10,800	10,736,820
Masimo Corp. (a)	50,000	13,535,500
Outset Medical, Inc. (b)	140,000	6,921,600
Penumbra, Inc. (a)	150,494	40,106,651
PROCEPT BioRobotics Corp.	10,400	396,760
Tandem Diabetes Care, Inc. (a)	90,000	10,744,200
		310,679,702
Health Care Providers & Services - 27.8%
Health Care Facilities - 3.7%
Cano Health, Inc. (a)(b)	300,000	3,804,000
Cano Health, Inc. (d)	475,900	6,034,412
HCA Holdings, Inc.	112,000	27,184,640
Rede D'Oregon Sao Luiz SA (c)	740,000	9,228,003
Surgery Partners, Inc. (a)	100,000	4,234,000
		50,485,055
Health Care Services - 6.7%
agilon health, Inc. (b)	285,000	7,469,850
Cigna Corp.	290,000	58,046,400
Guardant Health, Inc. (a)	82,000	10,250,820
LifeStance Health Group, Inc.	260,000	3,770,000
Oak Street Health, Inc. (a)(b)	280,000	11,908,400
		91,445,470
Managed Health Care - 17.4%
Alignment Healthcare, Inc.	436,840	6,980,703
Centene Corp. (a)	570,000	35,516,700
Humana, Inc.	188,000	73,160,200
UnitedHealth Group, Inc.	310,000	121,129,403
		236,787,006
TOTAL HEALTH CARE PROVIDERS & SERVICES		378,717,531
Health Care Technology - 2.3%
Health Care Technology - 2.3%
Castlight Health, Inc. (a)	103,200	162,024
Castlight Health, Inc. Class B (a)	668,428	1,049,432
Definitive Healthcare Corp.	50,000	2,141,500
Doximity, Inc.	8,000	645,600
Evolent Health, Inc. (a)(b)	80,719	2,502,289
Health Catalyst, Inc. (a)	180,000	9,001,800
Inspire Medical Systems, Inc. (a)	37,000	8,616,560
Medlive Technology Co. Ltd. (c)	162,639	778,728
Phreesia, Inc. (a)	118,000	7,280,600
		32,178,533
Life Sciences Tools & Services - 11.2%
Life Sciences Tools & Services - 11.2%
10X Genomics, Inc. (a)	135,000	19,653,300
Avantor, Inc. (a)	90,000	3,681,000
Bio-Rad Laboratories, Inc. Class A (a)	32,800	24,467,160
Bruker Corp.	228,000	17,806,800
Charles River Laboratories International, Inc. (a)	28,000	11,554,760
Lonza Group AG	25,000	18,752,745
Maravai LifeSciences Holdings, Inc.	118,000	5,791,440
Olink Holding AB ADR (a)	124,000	3,007,000
Seer, Inc.	1,509	52,106
Seer, Inc. Class A (d)	52,491	1,812,514
Stevanato Group SpA	180,000	4,555,800
Thermo Fisher Scientific, Inc.	72,000	41,135,760
		152,270,385
Personal Products - 0.6%
Personal Products - 0.6%
The Beauty Health Co. (b)	120,000	3,116,400
The Beauty Health Co. (a)(d)	200,000	5,194,000
		8,310,400
Pharmaceuticals - 12.6%
Pharmaceuticals - 12.6%
Arvinas Holding Co. LLC (a)	101,500	8,341,270
AstraZeneca PLC (United Kingdom)	228,000	27,478,044
Atea Pharmaceuticals, Inc.	34,500	1,209,570
Bristol-Myers Squibb Co.	218,000	12,899,060
Eli Lilly & Co.	285,000	65,849,250
Nektar Therapeutics (a)	280,000	5,028,800
Pharvaris BV	70,000	1,207,500
Pliant Therapeutics, Inc. (a)	118,200	1,995,216
Revance Therapeutics, Inc. (a)	80,000	2,228,800
Roche Holding AG (participation certificate)	75,000	27,372,748
Royalty Pharma PLC	430,000	15,540,200
UCB SA	28,000	3,135,364
		172,285,822
TOTAL COMMON STOCKS (Cost $895,571,179)		1,344,201,645

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
Biotechnology - 0.5%
Biotechnology - 0.5%
Caris Life Sciences, Inc. Series D (a)(d)(e)	398,133	3,224,877
Element Biosciences, Inc. Series C (d)(e)	72,178	1,483,763
ElevateBio LLC Series C (d)(e)	31,200	130,884
Inscripta, Inc. Series E (a)(d)(e)	157,568	1,391,325
		6,230,849
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (d)(e)	45,182	624,867
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Aledade, Inc. Series B1 (d)(e)	24,966	955,966
Wugen, Inc. Series B (d)(e)	57,585	446,566
		1,402,532
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (a)(d)(e)	123,100	1,126,365
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,953,822)		9,384,613

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (f)	4,518,552	4,519,456
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	33,271,646	33,274,973
TOTAL MONEY MARKET FUNDS (Cost $37,794,429)		37,794,429

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $942,319,430)	1,391,380,687
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(27,227,550)
NET ASSETS - 100.0%	1,364,153,137

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,518,327 or 1.3% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,425,539 or 1.6% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	955,966
Aristea Therapeutics, Inc. Series B	10/06/20	678,736
Cano Health, Inc.	11/11/20	4,759,000
Caris Life Sciences, Inc. Series D	5/11/21	3,224,877
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	641,727
Element Biosciences, Inc. Series C	6/21/21	1,483,741
ElevateBio LLC Series C	3/09/21	130,884
Inscripta, Inc. Series E	3/30/21	1,391,325
Seer, Inc. Class A	12/08/20	997,329
The Beauty Health Co.	12/08/20	2,000,000
Wugen, Inc. Series B	7/09/21	446,566

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	13,757,684	153,422,365	162,661,230	3,987	637	-	4,519,456	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	20,471,323	149,183,493	136,379,843	55,549	-	-	33,274,973	0.1%
Total	34,229,007	302,605,858	299,041,073	59,536	637	-	37,794,429

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.